Nature of business and organization	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

1. Nature of business and organization

AquaBounty Technologies, Inc. (the “Parent” and, together with its subsidiaries, the “Company”) was incorporated in December 1991 in the State of Delaware for the purpose of conducting research and development of the commercial viability of a group of proteins commonly known as antifreeze proteins. In 1996, the Parent obtained the exclusive licensing rights for a gene construct (transgene) used to create a breed of farm-raised Atlantic salmon that exhibit growth rates that are substantially faster than traditional salmon.

In 2015, the Parent obtained approval from the US Food and Drug Administration (the “FDA”) for the production, sale, and consumption of its AquAdvantage® Salmon product in the United States.

In 2016, the Parent obtained approval from Health Canada, the department of the government of Canada responsible for national public health, for the sale and consumption of its AquAdvantage Salmon product in Canada. Previously, in 2013, the Parent obtained approval from Environment Canada, the agency of the government of Canada responsible for regulating environmental policies and issues, for the production of the product.

AQUA Bounty Canada Inc. (the “Canadian Subsidiary”) was incorporated in January 1994 in Canada for the purpose of establishing a commercial biotechnology laboratory to conduct research and development programs related to the Parent’s technologies.

AquaBounty Panama, S. de R.L. (the “Panama Subsidiary”) was incorporated in May 2008 in Panama for the purpose of conducting commercial trials of the Company’s AquAdvantage Salmon.

AquaBounty Farms, Inc. (“AquaBounty Farms”) was incorporated in December 2014 in the State of Delaware for the purpose of conducting field trials and commercializing the Company’s AquAdvantage Salmon in the United States.

AquaBounty Farms Indiana LLC (the “Indiana Subsidiary”) was formed in June 2017 in the State of Delaware for the purpose of operating the Company’s aquaculture facility in Albany, Indiana, and is wholly owned by AquaBounty Farms.

AquaBounty Brasil Participações Ltda. (the “Brazil Subsidiary”) was incorporated in May 2015 in Brazil for the purpose of conducting commercial trials of the Company’s AquAdvantage Salmon.

1. Nature of business and organization

Nature of business

AquaBounty Technologies, Inc. (the “Parent”) was incorporated in December 1991 in the State of Delaware for the purpose of conducting research and development of the commercial viability of a group of proteins commonly known as antifreeze proteins (AFPs). In 1996, the Parent obtained the exclusive licensing rights for a gene construct (transgene) used to create a breed of farm-raised Atlantic salmon that exhibit growth rates that are substantially faster than traditional salmon.

In 2015, the Parent obtained approval from the US Food and Drug Administration for the production, sale, and consumption of its AquAdvantage Salmon product in the United States.

In 2016, the Parent obtained approval from Health Canada for the sale and consumption of its AquAdvantage Salmon product in Canada. Previously, in 2013, the Parent obtained approval from Environment Canada for the production of the product.

AQUA Bounty Canada Inc. (the “Canadian Subsidiary”) was incorporated in January 1994 in Canada for the purpose of establishing a commercial biotechnology laboratory to conduct research and development programs related to the Parent’s technologies.

AquaBounty Panama, S. de R.L. (the “Panama Subsidiary”) was incorporated in May 2008 in Panama for the purpose of conducting commercial trials of the Company’s AquAdvantage Salmon.

AquaBounty Farms, Inc. (the “US Subsidiary”) was incorporated in December 2014 in the State of Delaware for the purpose of conducting commercial trials of the Company’s AquAdvantage Salmon.

AquaBounty Brasil Participacoes Ltda. (the “Brazil Subsidiary”) was incorporated in May 2015 in Brazil for the purpose of conducting commercial trials of the Company’s AquAdvantage Salmon.

Basis of presentation

The consolidated financial statements include the accounts of AquaBounty Technologies, Inc. and its wholly owned subsidiaries, AQUA Bounty Canada Inc.; AquaBounty Panama, S. de R.L.; AquaBounty Farms, Inc.; and AquaBounty Brasil Participacoes Ltda. The entities are collectively referred to herein as the “Company.” All inter-company transactions and balances have been eliminated upon consolidation. Certain balances in the 2015 and 2014 Financial Statements have been reclassified to conform with the presentation of the 2016 Financial Statements.

On January 5, 2017, the Company implemented a 1-for-30 reverse share split of its outstanding common shares. All share balances in the Financial Statements and accompanying notes have been restated to reflect this change.

Liquidity and Management’s Plan

The Company has adopted Accounting Standards Update 2014-15 “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (Note 16). The core principle of the guidance is that an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued. In accordance with the guidance, management has performed an analysis and determined that there is no substantial doubt that the Company has sufficient funds to continue as a going concern. Therefore, the accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has experienced net losses and negative cash flows from operations since its inception and has cumulative losses attributable to common stockholders of $99.3 million as of December 31, 2016. The Company has historically financed its operations through issuances of equity and the proceeds of debt instruments and will continue to do so until such time that the Company is able to achieve positive cash flows from operations.

The Company continues to actively pursue various funding options, including equity offerings, to obtain additional funds to continue the development of its products and bring them to commercial markets. Management continues to assess fundraising opportunities to ensure minimal dilution to its existing shareholder base and to obtain the best price for its securities. In January 2017, the Company completed an equity subscription with Intrexon resulting in net proceeds of $25 million (Note 17).